Note 3 - Accounts and notes receivable, net: Summary of accounts and notes receivable (Details) - USD ($)	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Details
Accounts receivable	$ 2,605,556	$ 3,960,409
Notes receivable	322,908	86,623
Allowance for credit losses	(534,562)	(472,293)	$ (303,311)
Total accounts and notes receivable, net	$ 2,393,902	$ 3,574,739